Business Segment (Table)	12 Months Ended
Dec. 31, 2010
Segment Reporting Measurement Disclosures Abstract
Business Segment Information
Year Ended or at December 31, 2010
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$617,394	$187,984	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,597,912	196,298	96,934	(8,848)	284,384	31,019	(1,761)	1,911,554
Selling, general and administrative expense	1,796,624	173,020	64,107	(688)	236,439	6,307	(27,598)	2,011,772
Adjusted OIBDA (3)	783,145	248,076	26,943	―	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	149,375	24,679	―	174,054	1,888	8,752	755,649
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals, net	10,717	769	362	―	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	97,932	1,902	―	99,834	1,029	(6,245)	296,091
Significant non-operating items:
Equity in earnings of unconsolidated entities	97,318	13	―	―	13	―	743	98,074
Investments in unconsolidated entities	160,847	3,806	―	―	3,806	―	33,269	197,922
Total assets	5,893,060	1,478,085	123,762	―	1,601,847	22,709	204,952	7,722,568
Capital expenditures	$583,134	$137,002	$20,303	$ ―	$157,305	$1,029	$13,564	$755,032

Year Ended or at December 31, 2009
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,213,880	$599,527	$199,375	$(9,050)	$789,852	$46,714	$(30,503)	$5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,545,847	194,030	104,057	(7,979)	290,108	36,573	(1,865)	1,870,663
Selling, general and administrative expense	1,747,404	170,505	67,108	(1,071)	236,542	7,126	(26,641)	1,964,431
Adjusted OIBDA (3)	920,629	234,992	28,210	―	263,202	3,015	(1,997)	1,184,849
Depreciation, amortization and accretion expense	564,935	142,913	24,403	―	167,316	2,542	9,454	744,247
Loss on impairment of intangible assets	14,000	―	―	―	―	―	―	14,000
Loss on asset disposals, net	16,169	1,949	452	―	2,401	100	88	18,758
Operating income (loss)	325,525	90,130	3,355	―	93,485	373	(11,539)	407,844
Significant non-operating items:
Equity in earnings of unconsolidated entities	96,800	17	―	―	17	―	(6,085)	90,732
Investments in unconsolidated entities	161,481	3,660	―	―	3,660	―	38,658	203,799
Total assets	5,708,268	1,463,275	125,508	―	1,588,783	24,372	250,412	7,571,835
Capital expenditures	$546,758	$98,297	$22,240	$ ―	$120,537	$346	$3,524	$671,165

Year Ended or at December 31, 2008
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,242,554	$611,034	$220,002	$(6,754)	$824,282	$53,170	$(28,618)	$5,091,388
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,526,472	184,285	109,457	(5,853)	287,889	40,381	(2,047)	1,852,695
Selling, general and administrative expense	1,706,585	167,035	69,099	(901)	235,233	9,251	(23,797)	1,927,272
Adjusted OIBDA (3)	1,009,497	259,714	41,446	―	301,160	3,538	(2,774)	1,311,421
Depreciation, amortization and accretion expense	572,649	134,935	23,431	―	158,366	2,909	11,871	745,795
Loss on impairment of intangible assets	386,653	―	―	―	―	―	27,723	414,376
Loss on asset disposals, net	17,413	466	391	―	857	―	61	18,331
Operating income (loss)	32,782	124,313	17,624	―	141,937	629	(42,429)	132,919
Significant non-operating items:
Equity in earnings of unconsolidated entities	91,981	22	―	―	22	―	(2,191)	89,812
Gain (loss) on investments and financial instruments	16,628	17,758	―	―	17,758	―	(2,791)	31,595
Investments in unconsolidated entities	156,637	6,517	―	―	6,517	―	42,614	205,768
Total assets	5,551,082	1,397,414	127,673	―	1,525,087	26,733	529,829	7,632,731
Capital expenditures	$585,590	$120,927	$19,832	―	140,759	$1,362	$7,212	$734,923

(1)       Represents Suttle-Straus.

(2)       Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.

(3)        Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.